Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LGM Risk Managed Total Return Fund | LGM Risk Managed Total Return Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	11.80%	9.45%	(1.48%)	3.85%	(11.05%)	14.53%	0.25%